Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance		$ 4,211		$ 4,858
Additions		4,323		1,003
Amounts used during the period		(2,099)		(888)
Pension, Reversals		(92)		(577)
OCI		253		(186)
Ending balance		6,598		4,211
Non current provisions beginning balance		2,681		3,430
Non current provisions additions		314		314
Non current provisions Amounts used during period				(888)
Non current provisions OCI		263		(175)
Non current provisions Ending balance		2,855		2,681
Current provisions beginning balance		1,528		1,427
Current provisions additions		4,009		688
Current provisions Amounts used during period		(2,099)
Current provisions Reversals		(92)		(577)
Current provisions OCI		(10)		(11)
Current provisions Ending balance		3,743		1,528
Restated [member]
Disclosure of other provisions [line items]
Beginning balance		3,169
Ending balance				3,169
Non current provisions beginning balance		2,278
Non current provisions Ending balance				2,278
Current provisions beginning balance		891
Current provisions Ending balance				891
Reclassification [member]
Disclosure of other provisions [line items]
Beginning balance		1,043
Ending balance				1,043
Current provisions beginning balance		1,043
Current provisions Ending balance				1,043
Pension [member]
Disclosure of other provisions [line items]
Beginning balance		2,278		2,193
Pension, Additions		314		314
Pension, Amounts used during the period				(54)
OCI		263		(175)
Ending balance		2,855		2,278
Pension [member] | Restated [member]
Disclosure of other provisions [line items]
Beginning balance		2,278
Ending balance				2,278
Loss on Contract [member]
Disclosure of other provisions [line items]
Loss on contract, Beginning balance		1,043		1,876
Loss on contract, Additions	[1]	690
Loss on contract, Amounts used during the period		(1,461)	[1]	(834)
Loss on contract, OCI				1
Loss on contract, Ending balance		272	[1]	1,043
Loss on Contract [member] | Reclassification [member]
Disclosure of other provisions [line items]
Loss on contract, Beginning balance	[1]	1,043
Loss on contract, Ending balance	[1]			1,043
Employee Litigation and Severance [member]
Disclosure of other provisions [line items]
Additions		700
Employee litigation and severance, Beginning balance		41		1
Employee litigation and severance, Additions		715		43
Employee litigation and severance, Amounts used during the period		(43)
Employee litigation and severance, Reversals		(75)		(1)
Employee litigation and severance, OCI		1		(2)
Employee litigation and severance, Ending balance				41
Employee Litigation and Severance [member] | Restated [member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance		41
Employee litigation and severance, Ending balance				41
Commercial litigation [member]
Disclosure of other provisions [line items]
Additions				600
Commercial litigation, Beginning balance		850		782
Commercial litigation, Additions		2,604		646
Commercial litigation, Amounts used during the period		(595)
Commercial litigation, Reversals		(17)		(570)
Commercial litigation, OCI		(11)		(8)
Commercial litigation, Ending balance		2,832		850
Commercial litigation [member] | Restated [member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance		$ 850
Commercial litigation, Ending balance				850
Redundancy Plan [member]
Disclosure of other provisions [line items]
Redundancy plan, Beginning balance				7
Redundancy plan, Reversals				(6)
Redundancy plan, OCI				$ (1)

[1]	As of January 1, 2019, Montvale, New Jersey facility lease agreement provision for loss on contract was scoped under IFRS 16 and classified as lease debts. During the period, the agreement has been discontinued which changed its treatment placing it outside the scope of IFRS 16 and resulting in the reclassification to “loss on contract” presented above.